DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Key decision makers of the partnership are all employees of Brookfield or its subsidiaries, which provide management services under the Master Services Agreement with Brookfield. Refer to Note 17.
Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six months ended June 30, 2024 and 2023.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Inventory costs	$7,283	$8,030	$14,769	$16,421
Subcontractor and consultant costs	861	765	1,533	1,465
Concession construction materials and labor costs	38	85	78	160
Depreciation and amortization expense	809	907	1,617	1,807
Compensation	985	1,591	1,961	3,109
Other direct costs	952	952	1,848	1,834
Total	$10,928	$12,330	$21,806	$24,796
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.